Indebtedness (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Schedule of Principal Payments of Outstanding Debt

As of June 29, 2014, scheduled principal payments of outstanding debt are as follows:

2014	$500
2015	2,000
2016	2,000
2017	2,500
2018	1,500
Thereafter	191,500

$200,000
Less: Short-term debt	1,500
Less: Remaining original issue discount	7,602

Long-term debt	$190,898

As of December 29, 2013, scheduled principal payments of outstanding debt are as follows:

2014	4,312
2015	5,813
2016	9,625
2017	10,031
2018	103,219
2019	50,000

$183,000
Less: Short-term debt	4,312
Less: Remaining original issue discount	985

Long-term debt	$177,703